ACCOUNTS RECEIVABLE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts receivable used to secure bank borrowings	¥ 0	$ 0	¥ 13,164
Secured debt	¥ 0	$ 0	¥ 20,100